LOANS - Financial leasing portfolio - Contracts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Gross investment	$ 17,883,826	$ 18,125,502
Net investment	12,776,517	12,161,757
Up to 1 year
Disclosure of financial assets [line items]
Gross investment	2,383,724	2,284,884
Net investment	1,761,738	1,582,650
From 1 to 5 years
Disclosure of financial assets [line items]
Gross investment	8,000,626	8,013,317
Net investment	5,464,964	5,002,687
More than 5 years
Disclosure of financial assets [line items]
Gross investment	7,499,476	7,827,301
Net investment	$ 5,549,815	$ 5,576,420